Income Taxes - Schedule of Deferred Income Taxes Reflect the Net Tax Effects (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred tax assets:
Current and prior year tax losses	¥ 45,483	$ 6,231	¥ 32,051
Total deferred tax assets	45,483	6,231	32,051
Less: valuation allowance	(45,483)	(6,231)	(32,051)
Deferred tax assets, net